Material Accounting Policy Information (Details)		6 Months Ended
	Dec. 10, 2024 MYR (RM) shares	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jul. 15, 2024 shares
Material Accounting Policy Information [Line Items]
Expected year term		1 year
Contract liabilities balance (in Ringgits)		RM 34,460,000	$ 8,477,245
ARB Synergy [Member]
Material Accounting Policy Information [Line Items]
Number of ordinary shares (in Shares) | shares						1
Percentage of share capital						100.00%
ARB AI Agro [Member]
Material Accounting Policy Information [Line Items]
Additional ordinary shares (in Shares) | shares	1
Cash consideration (in Ringgits) | RM	RM 8,979,999
Shares interest	100.00%
ARB Agro Tech [Member]
Material Accounting Policy Information [Line Items]
Number of ordinary shares (in Shares) | shares	(10)
Cash consideration (in Ringgits) | RM	RM 35,016,000
Shares interest	100.00%
Percentage of equity interest	0.99%
ARB R&D [Member]
Material Accounting Policy Information [Line Items]
Additional ordinary shares (in Shares) | shares	8
Cash consideration (in Ringgits) | RM	RM 570,000
Shares interest	100.00%
ARB Innovation [Member]
Material Accounting Policy Information [Line Items]
Number of ordinary shares (in Shares) | shares	1
Cash consideration (in Ringgits) | RM	RM 57,630,648
Shares interest	100.00%
Percentage of equity interest	10.00%
ARB Lab [Member]
Material Accounting Policy Information [Line Items]
Additional ordinary shares (in Shares) | shares	8
Cash consideration (in Ringgits) | RM	RM 590,000
Shares interest	100.00%
ARB R&D One [Member]
Material Accounting Policy Information [Line Items]
Cash consideration (in Ringgits) | RM	RM 8,000,000
Shares interest	100.00%
Percentage of equity interest	10.00%
ARB Robotic [Member]
Material Accounting Policy Information [Line Items]
Additional ordinary shares (in Shares) | shares	1
Cash consideration (in Ringgits) | RM	RM 9,379,900
Shares interest	100.00%
ARB Intelligence [Member]
Material Accounting Policy Information [Line Items]
Number of ordinary shares (in Shares) | shares	(10)
Cash consideration (in Ringgits) | RM	RM 53,045,000
Shares interest	100.00%
Percentage of equity interest	0.99%